DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 98	$ 184
Current Financial Asset	66	106
Non-current Financial Assets	32	78
Financial Liabilities	(42)	(55)
Current Financial Liability	(35)	(46)
Non-current financial Liability	(7)	(9)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	63	104
Financial Liabilities	(24)	(36)
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	18	30
Financial Liabilities	(13)	(14)
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	17	50
Financial Liabilities	$ (5)	$ (5)